Acquisitions and Divestitures (PVR PPA) (Details) - PVR Acquisition [Member] - USD ($) $ in Millions	Aug. 29, 2014	Mar. 21, 2014
Business Acquisition [Line Items]
Total current assets		$ 149
Property, plant and equipment		2,716
Investments in unconsolidated affiliates		62
Intangible assets		2,717
Goodwill(1)	$ 370	370
Other non-current assets		18
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		6,032
Total current liabilities		168
Long-term debt, less current maturities		1,788
Business Combination, Purchase Price Allocation, Premium on Long Term Debt		99
Other non-current liabilities		30
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		2,085
Total consideration		$ 3,947